Related Party Balances And Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Balances And Transactions [Abstract]
Costs and expenses	$ 80,000	[1]	$ 101,000	[1]	$ 81,000	[1]

[1]	Cost and expenses relate to services provided to the Company by related parties.